3. Loans, Allowance for Loan Losses (Details) (USD $) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for loan losses
Beginning balance	$ 7,550	$ 9,589	$ 11,082
Charge-offs	(982)	(1,238)	(1,844)
Recoveries	305	405	368
Provision	(507)	(1,206)	(17)
Ending balance	6,366	7,550	9,589
Ending balance: individually evaluated for impairments	1,130	1,319	1,382
Ending balance: collectively evaluated for impairments	5,236	6,231	8,207
Ending balance	6,366	7,550	9,589
Loans
Ending balance	759,764	723,811	689,091
Ending balance: individually evaluated for impairment	19,764	21,301	24,914
Ending balance: collectively evaluated for impairment	740,000	702,510	664,177
Construction and land development
Allowance for loan losses
Beginning balance	1,152	2,185	2,785
Charge-offs	0	(7)	(198)
Recoveries	14	10	45
Provision	(362)	(1,036)	(447)
Ending balance	804	1,152	2,185
Ending balance: individually evaluated for impairments	0	0	0
Ending balance: collectively evaluated for impairments	804	1,152	2,185
Ending balance	804	1,152	2,185
Loans
Ending balance	84,987	61,749	65,791
Ending balance: individually evaluated for impairment	98	0	216
Ending balance: collectively evaluated for impairment	84,889	61,749	65,575
Single-family residential
Allowance for loan losses
Beginning balance	2,126	2,534	2,566
Charge-offs	(249)	(275)	(618)
Recoveries	85	55	34
Provision	(150)	(188)	552
Ending balance	1,812	2,126	2,534
Ending balance: individually evaluated for impairments	0	0	96
Ending balance: collectively evaluated for impairments	1,812	2,126	2,438
Ending balance	1,812	2,126	2,534
Loans
Ending balance	246,703	240,700	220,690
Ending balance: individually evaluated for impairment	1,855	935	2,636
Ending balance: collectively evaluated for impairment	244,848	239,765	218,054
Single-family residential - Banco de la Gente stated income
Allowance for loan losses
Beginning balance	1,377	1,460	1,610
Charge-offs	0	0	(117)
Recoveries	0	0	22
Provision	(97)	(83)	(55)
Ending balance	1,280	1,377	1,460
Ending balance: individually evaluated for impairments	1,093	1,160	1,115
Ending balance: collectively evaluated for impairments	187	217	345
Ending balance	1,280	1,377	1,460
Loans
Ending balance	37,249	40,189	43,733
Ending balance: individually evaluated for impairment	15,460	16,718	17,850
Ending balance: collectively evaluated for impairment	21,789	23,471	25,883
Commercial
Allowance for loan losses
Beginning balance	1,593	1,917	1,902
Charge-offs	0	(318)	(329)
Recoveries	21	19	21
Provision	(421)	(25)	323
Ending balance	1,193	1,593	1,917
Ending balance: individually evaluated for impairments	37	159	171
Ending balance: collectively evaluated for impairments	1,156	1,434	1,746
Ending balance	1,193	1,593	1,917
Loans
Ending balance	248,637	247,521	228,526
Ending balance: individually evaluated for impairment	2,251	3,648	4,212
Ending balance: collectively evaluated for impairment	246,386	243,873	224,314
Multifamily and Farmland
Allowance for loan losses
Beginning balance	52	0	7
Charge-offs	(66)	0	0
Recoveries	0	0	0
Provision	86	52	(7)
Ending balance	72	52	0
Ending balance: individually evaluated for impairments	0	0	0
Ending balance: collectively evaluated for impairments	72	52	0
Ending balance	72	52	0
Loans
Ending balance	28,937	21,047	18,080
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	28,937	21,047	18,080
Commercial loans (not secured by real estate)
Allowance for loan losses
Beginning balance	675	842	1,098
Charge-offs	(194)	(146)	(37)
Recoveries	31	170	101
Provision	62	(191)	(320)
Ending balance	574	675	842
Ending balance: individually evaluated for impairments	0	0	0
Ending balance: collectively evaluated for impairments	574	675	842
Ending balance	574	675	842
Loans
Ending balance	89,022	87,596	91,010
Ending balance: individually evaluated for impairment	100	0	0
Ending balance: collectively evaluated for impairment	88,922	87,596	91,010
Farm loans (not secured by real estate)
Allowance for loan losses
Beginning balance	0	0	0
Charge-offs	0	0	0
Recoveries	0	0	0
Provision	0	0	0
Ending balance	0	0	0
Ending balance: individually evaluated for impairments	0	0	0
Ending balance: collectively evaluated for impairments	0	0	0
Ending balance	0	0	0
Loans
Ending balance	1,204	0	3
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	1,204	0	3
Consumer And All Other Loans
Allowance for loan losses
Beginning balance	204	172	233
Charge-offs	(473)	(492)	(545)
Recoveries	154	151	145
Provision	270	373	339
Ending balance	155	204	172
Ending balance: individually evaluated for impairments	0	0	0
Ending balance: collectively evaluated for impairments	155	204	172
Ending balance	155	204	172
Loans
Ending balance	23,025	25,009	21,258
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	23,025	25,009	21,258
Unallocated
Allowance for loan losses
Beginning balance	371	479	881
Charge-offs	0	0	0
Recoveries	0	0	0
Provision	105	(108)	(402)
Ending balance	476	371	479
Ending balance: individually evaluated for impairments	0	0	0
Ending balance: collectively evaluated for impairments	476	371	479
Ending balance	476	371	479
Loans
Ending balance	0	0	0
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	$ 0	$ 0	$ 0